FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
May 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements using inputs
	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs ( Level 2)	Unobservable inputs ( Level 3)	Fair value at May 31, 2020
Derivative liabilities	$—	$—	$54,316	$54,316

Schedule of fair value summary
Derivative liabilities embedded in convertible notes

Fair value at September 1, 2019	$—
Increase in liability	18,084
Fair value at November 30, 2019	18,084
Increase in liability	34,683
Changes in the fair value	(2,441)
Fair value at February 29, 2020	$50,326
Increase in liability	4,650
Changes in the fair value	(660)
Fair value at May 31, 2020	$54,316